CVC - INCOME TAXES - Uncertain tax positions (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 20, 2016	Dec. 31, 2017	Dec. 31, 2015
reconciliation of the beginning and ending amount of unrecognized tax benefits associated with uncertain tax positions
Beginning balance		$ 4,025
Increases related to prior year tax positions		11
Ending balance		4,036
Uncertain tax positions
Interest expense relating to uncertain tax position		$ 659
Cablevision Systems Corporation And Subsidiaries
reconciliation of the beginning and ending amount of unrecognized tax benefits associated with uncertain tax positions
Beginning balance	$ 4,022
Increases related to prior year tax positions	3
Increases related to current year tax positions	6
Ending balance	4,031		$ 4,022
Uncertain tax positions
Interest expense relating to uncertain tax position	$ 209		$ 314